Related party transactions (Details Narrative) - Exascale Labs Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Consulting fees	$ 0	$ 27,000	$ 27,000	$ 73,150	$ 100,150	$ 75,245
Outstanding balances payable	$ 0		$ 0		$ 0	$ 0